GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Future Amortization of Intangible Assets (Details) $ in Millions	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 10.3
2022	10.0
2023	9.8
2024	8.2
2025	$ 6.9